Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions
16	Provisions

Provisions are mostly recorded in respect of legal matters and insurance claims.

2025
US $ in millions
Balance at the beginning of the year	96.6
Provisions added during the year	55.6
Provisions utilized during the year	(12.7)
Provisions reversed during the year	(21.1)
Balance at the end of the year	118.4

Legal matters

For legal matters addressed against the Group, see Note 27.

Claims covered by insurance

Claims covered by insurance represent mainly claims for damage to customers’ cargo that was shipped at the responsibility of the Group. The Group has agreements with insurance companies that indemnify it in respect of such damages (other than the deductible amounts provided in the insurance agreements). Regarding insurance recoveries that were recognized in respect thereto, see Note 9.